UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08003

                       Advantage Advisers Troon Fund, LLC
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
            -------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2006
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - 99.49%:
            UNITED STATES - 98.17%:
              AIRLINES - 0.68%:
    5,120       Amr Corp.*                                         $    118,477
    1,659       Continental Airlines, Inc., Class B*                     46,966
    5,120       UAL Corp.*                                              136,038
    2,350       US Airways Group, Inc.*                                 104,176
                                                                   ------------
                                                                        405,657
                                                                   ------------
              APPAREL MANUFACTURERS - 4.45%:
   33,545       Coach, Inc.*                               (a)        1,153,948
      892       G-III Apparel Group, Ltd.*                               10,008
   22,834       Polo Ralph Lauren Corp.                               1,477,132
                                                                   ------------
                                                                      2,641,088
                                                                   ------------
              APPLICATIONS SOFTWARE - 0.33%:
    7,200       Microsoft Corp.                            (b)          196,920
                                                                   ------------
              BROADCASTING SERVICES / PROGRAMMING - 2.32%:
   16,517       Liberty Media Holding Corp., Series A*                1,380,326
                                                                   ------------
              CASINO HOTELS - 5.48%:
   47,645       Las Vegas Sands Corp.*                     (a)(b)     3,256,536
                                                                   ------------
              CASINO SERVICES - 2.78%:
   39,786       International Game Technology                         1,651,119
                                                                   ------------
              COMMERCIAL SERVICES - FINANCE - 0.32%:
    6,660       Coinstar, Inc.*                                         191,675
                                                                   ------------
              COMPUTERS - 9.76%:
   46,777       Apple Computer, Inc.*                      (a)        3,600,893
   21,406       Research In Motion, Ltd.*                             2,197,326
                                                                   ------------
                                                                      5,798,219
                                                                   ------------
              COSMETICS & TOILETRIES - 1.20%:
   26,149       Bare Escentuals, Inc.*                                  709,945
                                                                   ------------
              E-COMMERCE / SERVICES - 4.16%:
   42,238       eBay, Inc.*                                (b)        1,197,870
   42,021       Liberty Media Holding Corp. - Interactive A*            856,388

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - (CONTINUED):
            UNITED STATES - (CONTINUED):
              E-COMMERCE / SERVICES (CONTINUED)
   84,306       Move, Inc.*                                        $    413,942
                                                                   ------------
                                                                      2,468,200
                                                                   ------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.97%:
   49,915       NVIDIA Corp.*                              (a)        1,476,985
   26,563       Texas Instruments, Inc.                    (a)          883,220
                                                                   ------------
                                                                      2,360,205
                                                                   ------------
              ELECTRONIC FORMS - 0.37%:
    5,911       Adobe Systems, Inc.*                                    221,426
                                                                   ------------
              ENTERPRISE SOFTWARE / SERVICES - 0.31%:
   10,422       Oracle Corp.*                                           184,886
                                                                   ------------
              ENTERTAINMENT SOFTWARE - 3.99%:
   48,308       Activision, Inc.*                                       729,451
   29,410       Electronic Arts, Inc.*                     (a)(b)     1,642,254
                                                                   ------------
                                                                      2,371,705
                                                                   ------------
              FINANCE - INVESTMENT BANKER / BROKER - 2.20%:
   72,905       Charles Schwab Corp.                       (a)        1,305,729
                                                                   ------------
              FINANCE - OTHER SERVICES - 5.64%:
    4,958       Chicago Mercantile Exchange Holdings, Inc. (a)        2,371,163
   32,362       NASDAQ Stock Market, Inc.*                              978,627
                                                                   ------------
                                                                      3,349,790
                                                                   ------------
              HOTELS & MOTELS - 3.03%:
   63,259       Hilton Hotels Corp.                                   1,761,763
      700       Starwood Hotels & Resorts Worldwide, Inc.  (b)           40,033
                                                                   ------------
                                                                      1,801,796
                                                                   ------------
              INTERNET SECURITY - 1.23%:
   36,295       Verisign, Inc.*                            (b)          733,159
                                                                   ------------
              INVESTMENT MANAGEMENT / ADVISORY SERVICES - 1.23%:
   10,553       AllianceBernstein Holding L.P.                          728,052
                                                                   ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - (CONTINUED):
            UNITED STATES - (CONTINUED):
              MEDICAL PRODUCTS - 0.09%:
  140,000       ReGen Biologics, Inc.*                             $     54,600
                                                                   ------------
              MULTI-MEDIA - 12.82%:
   94,975       News Corp., Inc., Class B                  (b)        1,960,284
   26,694       Time Warner, Inc.                          (b)          486,631
  167,147       Walt Disney Co.                            (a)(b)     5,166,514
                                                                   ------------
                                                                      7,613,429
                                                                   ------------
              NETWORKING PRODUCTS - 3.18%:
   82,085       Cisco Systems, Inc.*                       (a)(b)     1,886,313
                                                                   ------------
              REITS - OFFICE PROPERTY - 0.34%:
    1,804       SL Green Realty Corp.                                   201,507
                                                                   ------------
              REITS - REGIONAL MALLS - 0.87%:
   10,840       General Growth Properties, Inc.                         516,526
                                                                   ------------
              REITS - SINGLE TENANT - 0.96%:
    1,831       Alexander's, Inc.*                                      568,068
                                                                   ------------
              RETAIL - APPAREL / SHOES - 5.77%:
   21,699       Children's Place Retail Stores, Inc.*      (a)        1,389,387
   23,263       J Crew Group, Inc.*                                     699,518
   33,447       Under Armour, Inc., Class A*                          1,338,549
                                                                   ------------
                                                                      3,427,454
                                                                   ------------
              RETAIL - BEDDING - 0.81%:
   12,517       Bed, Bath & Beyond, Inc.*                               478,901
                                                                   ------------
              RETAIL - COMPUTER EQUIPMENT - 2.87%:
   36,844       Gamestop Corp., Class A*                              1,705,140
                                                                   ------------
              RETAIL - RESTAURANTS - 3.30%:
   19,201       McDonald's Corp.                           (b)          751,143
   35,463       Starbucks Corp.*                           (a)        1,207,515
                                                                   ------------
                                                                      1,958,658
                                                                   ------------
              TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 2.72%:
   61,157       Corning, Inc.*                                        1,492,842

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - (CONTINUED):
            UNITED STATES - (CONTINUED):
              TELECOMMUNICATION EQUIPMENT - FIBER OPTICS
              (CONTINUED)
   33,420       Finisar Corp.*                                     $    121,315
                                                                   ------------
                                                                      1,614,157
                                                                   ------------
              WEB PORTALS / ISP - 10.99%:
   14,520       Google, Inc., Class A*                     (a)(b)     5,835,588
   27,366       Yahoo!, Inc.*                                           691,813
                                                                   ------------
                                                                      6,527,401
                                                                   ------------
TOTAL UNITED STATES (COST $42,489,910)                               58,308,587
                                                                   ------------
            UNITED KINGDOM - 1.32%:
              FINANCE - OTHER SERVICES - 1.32%:
   33,913       London Stock Exchange Group                             782,973
                                                                   ------------
TOTAL UNITED KINGDOM (COST $729,852)                                    782,973
                                                                   ------------
TOTAL COMMON STOCK (COST $43,219,762)                                59,091,560
                                                                   ------------

            WARRANTS - 0.00%:
              MEDICAL PRODUCTS - 0.00%:
   35,000       ReGen Biologics, Inc.*                                        0
                                                                   ------------
TOTAL WARRANTS (COST $0)                                                      0
                                                                   ------------

 CONTRACTS

            PURCHASED OPTIONS - 4.90%:
              CALL OPTIONS - 4.70%:
              APPLICATIONS SOFTWARE - 0.55%:
      648       Microsoft Corp., 10/21/06, $22.50                       324,000
                                                                   ------------
              CASINO HOTELS - 0.13%:
       90       Las Vegas Sands Corp., 10/21/06, $60.00                  77,400
                                                                   ------------
              E-COMMERCE / SERVICES - 0.31%:
       72       eBay, Inc., 10/21/06, $20.00                             59,760

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2006
 CONTRACTS                                                       MARKET VALUE

            PURCHASED OPTIONS - (CONTINUED):
            CALL OPTIONS - (CONTINUED):
              E-COMMERCE / SERVICES (CONTINUED)
      216       eBay, Inc., 10/21/06, $22.50                       $    127,440
                                                                   ------------
                                                                        187,200
                                                                   ------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.00%:
       90       Freescale Semiconductor, 10/21/06, $40.00                   450
                                                                   ------------
              ENTERTAINMENT SOFTWARE - 0.31%:
       90       Electronic Arts, Inc., 10/21/06, $35.00                 186,300
                                                                   ------------
              HOTELS & MOTELS - 0.11%:
       90       Starwood Hotels & Resorts, 10/21/06, $50.00              65,700
                                                                   ------------
              MULTI-MEDIA - 1.59%:
      262       News Corp., 10/21/06, $15.00                            144,100
    1,828       Time Warner, Inc., 10/21/06, $15.00                     584,960
      360       Walt Disney Co, 10/21/06, $25.00                        216,000
                                                                   ------------
                                                                        945,060
                                                                   ------------
              NETWORKING PRODUCTS - 0.06%:
      108       Cisco Systems, Inc., 10/21/06, $20.00                    33,480
                                                                   ------------
              RETAIL - RESTAURANTS - 0.13%:
       90       McDonald's Corp., 10/21/06, $32.50                       60,300
       90       McDonald's Corp., 10/21/06, $37.50                       19,350
                                                                   ------------
                                                                         79,650
                                                                   ------------
              WEB PORTALS / ISP - 1.51%:
      108       Google, Inc., 10/21/06, $320.00                         895,320
                                                                   ------------
TOTAL CALL OPTIONS (COST $2,161,066)                                  2,794,560
                                                                   ------------
              PUT OPTIONS - 0.20%:
              BEVERAGES NON - ALCOHOLIC - 0.04%:
       45       The Pepsi Bottling Group, Inc., 10/21/06, $40.00         21,150
                                                                   ------------
              COSMETICS & TOILETRIES - 0.04%:
       45       Estee Lauder Cos., Inc., 10/21/06, $45.00                21,150
                                                                   ------------
              INTERNET SECURITY - 0.12%:
      270       Verisign, Inc., 10/21/06, $22.50                         74,250
                                                                   ------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2006
 CONTRACTS                                                       MARKET VALUE

            PURCHASED OPTIONS - (CONTINUED):
              TOTAL PUT OPTIONS (COST $114,970)                    $    116,550
              TOTAL PURCHASED OPTIONS (COST $2,276,036)               2,911,110
                                                                   ------------

              TOTAL INVESTMENTS (COST $45,495,798) - 104.39%       $ 62,002,670
                                                                   ------------

              OTHER ASSETS, LESS LIABILITIES - (4.39%)               (2,608,159)
                                                                   ------------

              NET ASSETS - 100.00%                                 $ 59,394,511
                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

+ At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $70,972,245 and $61,726,945, respectively. At December 31, 2005, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $25,877,793, consisting of $27,242,190 gross unrealized appreciation and $1,364,397 gross unrealized depreciation.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED - (29.90%):
              MEDICAL - DRUGS - (0.75%):
    9,190       Seperacor, Inc.                                    $   (445,164)
                                                                   ------------
              PUBLISHING - NEWSPAPERS - (0.44%):
    3,676       Gannett Co., Inc.                                      (208,907)
    2,205       New York Times Co., Class A                             (50,671)
                                                                   ------------
                                                                       (259,578)
                                                                   ------------
              REGISTERED INVESTMENT COMPANY - (28.71%):
   64,330       Diamonds Trust, Series I                             (7,509,884)
   64,330       iShares Russell 2000 Index Fund                      (4,631,760)
   36,760       SPDR Trust Series 1                                  (4,910,401)
                                                                   ------------
                                                                    (17,052,045)
                                                                   ------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $17,654,173)     (17,756,787)
                                                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Advantage Advisers Troon Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Bryan McKigney
                         -------------------------------------------------------
                              Bryan McKigney, Principal Executive Officer
                              (principal executive officer)

Date  November 14, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Bryan McKigney
                         -------------------------------------------------------
                              Bryan McKigney, Principal Executive Officer
                              (principal executive officer)

Date  November 14, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ Vineet Bhalla
                         -----------------------------------------------------
                              Vineet Bhalla, Chief Financial Officer
                              (principal financial officer)

Date  November 14, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.